CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (4,217)	$ (6,413)
Adjustments required to reconcile net loss to net cash used in operating activities:
Non-cash stock-based compensation	1,623	1,388
Depreciation	260	237
Severance pay, net	9	26
Gain from sale of Evogene shares	(2,345)	(1,453)
Change in fair value of exchange option and embedded derivatives within research and development funding arrangements	11	(467)
Amortization of the cash consideration of the second research and development funding arrangement	(126)	(104)
Change in the fair value of liability with respect to outstanding options to non-employee		(104)
Increase in trade receivable	(1,140)
Decrease (increase) in other accounts receivable and prepaid expenses	973	(105)
Decrease in long-term prepaid expenses	125	100
Decrease in deferred revenues	(2,703)
Increase in trade payables and other accounts payable and accrued expenses	819	581
Net cash used in operating activities	(6,711)	(6,314)
Cash flows from investing activities:
Proceeds from maturity of short-term bank deposits	18,000	3,215
Investment in short-term bank deposits	(10,000)	(15,015)
Decrease (increase) in long-term lease deposits	(74)	37
Purchase of property and equipment	(869)	(102)
Proceeds from sale of investment in Evogene	2,309	1,407
Net cash provided by (used in) investing activities	9,366	(10,458)
Cash flows from financing activities:
Proceeds from issuance of Ordinary shares, net	70,978	7,324
Proceeds from research and development funding arrangement		5,000
Proceeds from exercise of options	860	1,168
Net cash provided by financing activities	71,838	13,492
Increase (decrease) in cash and cash equivalents	74,493	(3,280)
Cash and cash equivalents at the beginning of the period	28,751	16,374
Cash and cash equivalents at the end of the period	103,244	13,094
Supplemental disclosure of non-cash investing and financing activities:
Issuance expenses	260
Purchase of property and equipment	$ 192	$ 111